Finance debt (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Borrowings	$ 26,321	$ 28,801
Current portion of non-current borrowings	4,617	4,322
Non-current portion of non-current borrowings	21,704	24,479
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	5,835	6,091
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	20,486	22,710
Banking Market [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2,456	2,262
Banking Market [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	4,871	6,303
Capital Market [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2,792	3,130
Capital Market [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	13,762	14,384
Development Banks [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	585	698
Other Debt [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2	1
Other Debt [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	151	153
Export Credit Agencies [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,702	$ 1,870